EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

EATON VANCE STOCK NEXTSHARES

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

EATON VANCE VT FLOATING-RATE INCOME FUND

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Statements of Additional Information (“SAIs”) dated May 1, 2021

EATON VANCE EMERGING MARKETS DEBT FUND

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

EATON VANCE TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND NEXTSHARES

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 10-TO-20 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

PARAMETRIC VOLATILITY RISK PREMIUM-DEFENSIVE FUND

Supplement to SAIs dated June 1, 2021

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

PARAMETRIC DIVIDEND INCOME FUND

Supplement to SAIs dated July 1, 2021

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to SAIs dated August 1, 2021

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
Class W Shares

Supplement to SAI dated October 1, 2021

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to SAI dated November 1, 2021

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to SAIs dated December 1, 2021

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to SAIs dated January 1, 2022

EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND

Supplement to SAI dated August 1, 2021, as revised January 1, 2022

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

EATON VANCE TOTAL RETURN BOND FUND

Supplement to SAIs dated February 1, 2022

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE GLOBAL BOND FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES

EATON VANCE GLOBAL SMALL-CAP EQUITY FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to SAIs dated March 1, 2022

EATON VANCE FOCUSED GLOBAL OPPORTUNITIES FUND

EATON VANCE INTERNATIONAL SMALL-CAP FUND

EATON VANCE TAXABLE MUNICIPAL BOND FUND

Supplement to SAIs dated April 1, 2022

The following changes are effective April 4, 2022:

1.	The following is added to the table under “Fund Management.” in “Management and Organization” under “Noninterested Trustees”:

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
ALAN C. BOWSER 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).	110	None
NANCY A. WISER 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021).	135	None

2.	The following replaces the third sentence in the first paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

The Board is currently composed of thirteen Trustees, including twelve Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”).

3.	The following is added as the ninth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Alan C. Bowser. Mr. Bowser has served as a member of the Eaton Vance Fund Boards since April 4, 2022. Mr. Bowser joined Bridgewater Associates, an asset management firm, in 2011 and is currently the Chief Diversity Officer. He is also a Partner and a member of the Operating Committee, having previously served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, as Co-Head of the Americas Region, and as a Senior Client Advisor. Mr. Bowser has over 25 years of experience in the financial services industry, most of which has been dedicated to leading investment advisory teams serving institutions, family offices, and ultra-high net worth individuals in the U.S. and Latin America. Prior to joining Bridgewater, he was Managing Director and Head of Investment Services at UBS Wealth Management Americas from 2007 to 2011 and, before that, Managing Director and Head of Client Solutions for the Latin America Division at the Citibank Private Bank from 1999 to 2007. Mr. Bowser has been an Independent Director of Stout Risius Ross since 2021, a founding Board Member of the Black Hedge Fund Professionals Network and has served on the Boards of the Robert Toigo Foundation, the New York Urban League, the University of Pennsylvania, and as Vice Chairman of the Greater Miami Chamber of Commerce Task Force on Ethics. In 2020, he was recognized as one of the top 100 “EMPower Ethnic Minority Executive Role Models.”

4.	The following is added as the twentieth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Nancy A. Wiser. Ms. Wiser has served as a member of the Eaton Vance Fund Boards since April 4, 2022. Ms. Wiser has over 30 years of experience in the investment management and financial services industry. From 2011-2021, Ms. Wiser served as an Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management, where she oversaw operations and governance matters. In the role of governance, Ms. Wiser served as chairman of the board for the Wells Fargo Asset Management United Kingdom and Luxembourg legal entities as well as the Luxembourg funds. Additionally, Ms. Wiser served as the Treasurer for the Wells Fargo Funds from 2012-2021. Prior to joining Wells Fargo Asset Management, Ms. Wiser served as Chief Operating Officer and Chief Compliance Officer for two registered asset management companies where she oversaw all non-investment activities. She currently serves on the University of Minnesota philanthropic board for the Masonic Cancer Center (since 2021) and Benilde-St-Margaret’s High School Investment Committee (since 2021), and previously served on several other non-profit boards including her alma mater Providence College Business Advisory board, Boston Scores and the National Black MBA Advisory board.

5.	The following replaces the first sentence of the first paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

Mmes. Mosley (Chairperson), Frost, Peters, Sutherland and Wiser, and Messrs. Bowser, Fetting, Gorman, Park, Quinton, Smith and Wennerholm are members of the Governance Committee.

6.	The following replaces the first sentence of the paragraph describing the Audit Committee under “Fund Management.” in “Management and Organization”:

Messrs. Wennerholm (Chairperson), Gorman, Park and Quinton and Mmes. Peters and Wiser are members of the Audit Committee.

7.	The following replaces the first sentence of the paragraph describing the Contract Review Committee under “Fund Management.” in “Management and Organization”:

Messrs. Fetting (Chairperson), Bowser, Gorman, Park, Quinton, Smith and Wennerholm and Mmes. Frost, Mosley, Peters, Sutherland and Wiser are members of the Contract Review Committee.

8.	The following replaces the first sentence of the paragraph describing the Portfolio Management Committee under “Fund Management.” in “Management and Organization”:

Mmes. Frost (Chairperson), Mosley and Peters and Messrs. Bowser, Smith and Wennerholm are members of the Portfolio Management Committee.

9.	The following replaces the first sentence of the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Fund Management.” in “Management and Organization”:

Mmes. Sutherland (Chairperson) and Wiser and Messrs. Fetting, Park and Quinton are members of the Compliance Reports and Regulatory Matters Committee.

April 5, 2022